Phoenix Wealth Accumulator PHOLIO,

a series of Phoenix Opportunities Trust

Supplement dated September 19, 2008 to the PHOLIOs Prospectus dated January 31, 2008, as supplemented June 25, 2008, August 6, 2008 and September 12, 2008,

and to the Statement of Additional Information dated January 31, 2008,

as supplemented April 8, 2008, May 1, 2008, May 29, 2008, May 30, 2008,

June 13, 2008, June 19, 2008, June 25, 2008, August 6, 2008,

September 12, 2008 and September 15, 2008

IMPORTANT NOTICE TO INVESTORS OF PHOENIX WEALTH ACCUMULATOR PHOLIO

The Board of Trustees of the Phoenix Opportunities Trust (the “Board”), on behalf of the Phoenix Wealth Accumulator PHOLIO, has unanimously approved the merger of the Phoenix Wealth Accumulator PHOLIO with and into the Phoenix Wealth Builder PHOLIO, also a series of the Phoenix Opportunities Trust. The merger will be conducted without a shareholder vote pursuant to the funds’ Declaration of Trust and rules adopted by the Securities and Exchange Commission.

Merging Fund	Surviving Fund
Phoenix Wealth Accumulator PHOLIO	Phoenix Wealth Builder PHOLIO

Pursuant to an Agreement and Plan of Reorganization (the “Agreement”) approved by the Board, the Phoenix Wealth Accumulator PHOLIO will transfer all or substantially all of its assets to the Phoenix Wealth Builder PHOLIO in exchange for shares of the Phoenix Wealth Builder PHOLIO and the assumption by the Phoenix Wealth Builder PHOLIO of all liabilities of the Phoenix Wealth Accumulator PHOLIO. Following the exchange, the Phoenix Wealth Accumulator PHOLIO will distribute the shares of the Phoenix Wealth Builder PHOLIO to its shareholders pro rata, in liquidation of the Phoenix Wealth Accumulator PHOLIO.

The merger will be effective on or about November 21, 2008.

Effective at 4:00 PM on November 21, 2008, the Phoenix Wealth Accumulator PHOLIO will be closed to new investors and additional investor deposits.

Additional information about the merger, as well as information about the Phoenix Wealth Builder PHOLIO, will be distributed to shareholders of the Phoenix Wealth Accumulator PHOLIO upon completion of the merger.

Investors should retain this supplement with the Prospectus

and Statement of Additional Information for future reference.

PXP 5018/WAP Merger (9/08)